UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

             Investment Company Act file number             811-5850
                                               ---------------------------------

                             OneAmerica Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                One American Square, Indianapolis, IN, 46282-8216
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Constance E. Lund
                One American Square, Indianapolis, IN, 46282-8216
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 317-285-1877
                                                           ---------------------

                     Date of fiscal year end:  March 31, 2010
                                             ----------------

                    Date of reporting period:  March 31, 2010
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                                 VALUE PORTFOLIO
                           MARCH 31, 2010 (UNAUDITED)

                    Description                                                             Shares        Value
----------------------------------------------------                                       --------    ------------
COMMON STOCKS (90.5%)
  Aerospace & Defense (4.0%)
    General Dynamics Corp.                                                                   34,900    $  2,694,280
    Precision Castparts Corp.                                                                62,700       7,944,717
                                                                                                       ------------
                                                                                                         10,638,997
                                                                                                       ------------
  Apparel (3.8%)
    Columbia Sportswear Co.                                                                  81,100       4,260,183
    Wolverine World Wide, Inc.                                                              202,300       5,899,068
                                                                                                       ------------
                                                                                                         10,159,251
                                                                                                       ------------
  Automotive Components (3.3%)
    Harley-Davidson, Inc.                                                                    75,100       2,108,057
    Magna International, Inc., Class A*                                                     105,200       6,506,620
                                                                                                       ------------
                                                                                                          8,614,677
                                                                                                       ------------
  Biotechnology (0.3%)
    Amgen, Inc.*                                                                             11,200         669,312
                                                                                                       ------------
  Chemicals (1.7%)
    Dow Chemical Co.                                                                        149,800       4,429,586
                                                                                                       ------------
  Commercial Services (0.7%)
    Robert Half International, Inc.                                                          63,800       1,941,434
                                                                                                       ------------
  Computer Hardware & Software (7.7%)
    Autodesk, Inc.*                                                                         174,500       5,133,790
    Cisco Systems, Inc.*                                                                    249,400       6,491,882
    Dell, Inc.*                                                                             277,200       4,160,772
    Hewlett-Packard Co.                                                                      85,374       4,537,628
                                                                                                       ------------
                                                                                                         20,324,072
                                                                                                       ------------
  Diversified Financial Services (8.2%)
    Aegon NV*                                                                               654,085       4,454,319
    Citigroup, Inc.                                                                          97,698         395,677
    Federated Investors, Inc., Class B                                                      157,000       4,141,660
    Investment Technology Group, Inc.*                                                      184,700       3,082,643
    JPMorgan Chase & Co.                                                                     99,807       4,466,363
    Northern Trust Corp.                                                                     33,400       1,845,684
    U.S. Bancorp                                                                            128,200       3,317,816
                                                                                                       ------------
                                                                                                         21,704,162
                                                                                                       ------------
  Diversified Manufacturing (6.8%)
    Carlisle Cos., Inc.                                                                     173,700       6,617,970
    Crane Co.                                                                               156,100       5,541,550
    Illinois Tool Works, Inc.                                                               124,800       5,910,528
                                                                                                       ------------
                                                                                                         18,070,048
                                                                                                       ------------
  Electrical Equipment (1.8%)
    Baldor Electric Co.                                                                      57,993       2,168,938
    FLIR Systems, Inc.*                                                                      90,800       2,560,560
                                                                                                       ------------
                                                                                                          4,729,498
                                                                                                       ------------
  Food & Beverage (2.1%)
    The Coca-Cola Co.                                                                       102,800       5,654,000
                                                                                                       ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (continued)
                           MARCH 31, 2010 (UNAUDITED)

                    Description                                                             Shares        Value
----------------------------------------------------                                       --------    ------------
COMMON STOCKS (90.5%) (continued)
  Health Care (12.7%)
    Baxter International, Inc.                                                               21,800    $  1,268,760
    Johnson & Johnson                                                                       105,500       6,878,599
    McKesson Corp.                                                                           99,150       6,516,138
    Medtronic, Inc.                                                                         132,700       5,975,481
    Merck & Co., Inc.                                                                        92,400       3,451,140
    Pfizer, Inc.                                                                            381,450       6,541,868
    Zimmer Holdings, Inc.*                                                                   47,900       2,835,680
                                                                                                       ------------
                                                                                                         33,467,666
                                                                                                       ------------
  Industrial Conglomerates (2.2%)
    General Electric Co.                                                                    311,400       5,667,480
                                                                                                       ------------
  Machinery (1.2%)
    Cummins, Inc.                                                                            52,700       3,264,765
                                                                                                       ------------
  Metals & Mining (2.9%)
    Alcoa, Inc.                                                                             199,100       2,835,184
    Nucor Corp.                                                                             108,700       4,932,806
                                                                                                       ------------
                                                                                                          7,767,990
                                                                                                       ------------
  Oil & Oil Services (8.3%)
    ConocoPhillips                                                                           98,000       5,014,660
    Exxon Mobil Corp.                                                                        34,000       2,277,320
    Royal Dutch Shell PLC ADR                                                               106,100       6,138,946
    Tidewater, Inc.                                                                         136,250       6,440,538
    Valero Energy Corp.                                                                     102,200       2,013,340
                                                                                                       ------------
                                                                                                         21,884,804
                                                                                                       ------------
  Recreation (1.3%)
    Mattel, Inc.                                                                            146,600       3,333,684
                                                                                                       ------------
  Retail (6.7%)
    Bed Bath & Beyond, Inc.*                                                                127,700       5,588,152
    Best Buy Co., Inc.                                                                      127,100       5,406,834
    Home Depot, Inc.                                                                        149,600       4,839,560
    Kohl's Corp.*                                                                            36,500       1,999,470
                                                                                                       ------------
                                                                                                         17,834,016
                                                                                                       ------------
  Semiconductors (6.6%)
    Applied Materials, Inc.                                                                 353,600       4,766,528
    Intel Corp.                                                                             354,700       7,895,622
    Texas Instruments, Inc.                                                                 199,300       4,876,871
                                                                                                       ------------
                                                                                                         17,539,021
                                                                                                       ------------
  Telecommunication Services (4.9%)
    Nokia OYJ ADR                                                                           300,950       4,676,763
    Telefonos de Mexico Class L ADR                                                         302,000       4,711,200
    Telmex Internacional ADR                                                                186,000       3,586,080
                                                                                                       ------------
                                                                                                         12,974,043
                                                                                                       ------------
  Transportation (3.3%)
    Norfolk Southern Corp.                                                                   68,400       3,822,876
    Werner Enterprises, Inc.                                                                216,000       5,004,720
                                                                                                       ------------
                                                                                                          8,827,596
                                                                                                       ------------
         Total common stocks (cost: $227,432,678)                                                       239,496,102
                                                                                                       ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (continued)
                           MARCH 31, 2010 (UNAUDITED)

                                                             Interest      Maturity       Principal
                    Description                                Rate          Date          Amount         Value
----------------------------------------------------         --------      --------       ---------    ------------
SHORT-TERM NOTES AND BONDS (2.6%)
  COMMERCIAL PAPER (2.6%)
    Commercial Banks (0.8%)
      Bank of America Corp.                                   0.203%      04/21/2010     $2,000,000    $  1,999,767

    Consumer Finance (0.7%)
      John Deere Capital Corp.                                0.183       04/22/2010      2,000,000       1,999,800

    Food & Beverage (1.1%)
      Pepsico, Inc.                                           0.132       04/14/2010      3,000,000       2,999,850
                                                                                                       ------------
         Total short-term notes and bonds (cost: $6,999,427)                                              6,999,417
                                                                                                       ------------

MONEY MARKET MUTUAL FUNDS (3.5%)
      BlackRock Liquidity Funds TempFund Portfolio                                        9,270,000       9,270,000
                                                                                                       ------------
         Total money market mutual funds (cost: $9,270,000)                                               9,270,000
                                                                                                       ------------
MUTUAL FUNDS (3.3%)
      iShares Russell 1000 Value Index Fund                                                  68,900       4,207,723
      iShares Russell Midcap Value Index Fund                                                69,600       2,806,968
      iShares S&P SmallCap 600 Value Index Fund                                              24,600       1,577,598
                                                                                                       ------------
         Total mutual funds (cost: $8,403,514)                                                            8,592,289
                                                                                                       ------------
TOTAL INVESTMENTS (99.9%) (a) (COST: $252,105,619)                                                      264,357,808

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                                                                241,440
                                                                                                       ------------
NET ASSETS (100.0%)                                                                                    $264,599,248
                                                                                                       ============

*Non-Income producing securities.

The interest rate for short-term notes reflects the yields for those securities as of March 31, 2010.

Percentages shown are based on total net assets.

(a) The United States federal income tax basis of the Portfolio's investments and the unrealized appreciation (depreciation) as of March 31, 2010.

                                                                    Total Net
                                                                   Unrealized
  Tax Basis           Appreciation          Depreciation          Appreciation
------------          ------------          ------------          ------------
$252,099,189          $44,585,097           $(32,326,478)         $12,258,619

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (continued)
                           MARCH 31, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio's assets carried at fair value:

                                                         LEVEL 1                    LEVEL 2                    LEVEL 3
                                                      -------------              -------------              -------------
INVESTMENTS IN SECURITIES
-------------------------
  Common Stocks*                                      $ 239,496,102              $           -              $           -
  Commercial Paper                                                -                  6,999,417                          -
  Money Market Mutual Fund                                9,270,000                          -                          -
  Mutual Funds                                            8,592,289                          -                          -
                                                      -------------              -------------              -------------
TOTAL                                                 $ 257,358,391              $   6,999,417              $           -
                                                      =============              =============              =============

As of March 31, 2010 and December 31, 2009, there have been no changes in the valuation methodologies and the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

*Refer to Schedule of Investments for industry classifications.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                             MONEY MARKET PORTFOLIO
                           MARCH 31, 2010 (UNAUDITED)

                                                                 Interest       Maturity        Principal
                     Description                                   Rate           Date            Amount             Value
----------------------------------------------------             --------       --------       -----------       ------------
SHORT-TERM NOTES (98.1%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (21.8%)
      Fannie Mae Discount Note                                     0.122%       04/01/10       $ 5,240,000       $  5,240,000
      Fannie Mae Discount Note                                     0.140        05/26/10         6,450,000          6,448,620
      Federal Home Loan Bank Discount Note                         0.150        05/12/10         4,950,000          4,949,154
      Federal Home Loan Bank Discount Note                         0.120        05/14/10         4,700,000          4,699,326
      Federal Home Loan Bank Discount Note                         0.140        05/17/10         3,650,000          3,649,347
      U.S. Treasury Bill Discount Note                             0.101        04/22/10         5,100,000          5,099,703
      U.S. Treasury Bill Discount Note                             0.130        04/29/10         3,500,000          3,499,652
      U.S. Treasury Bill Discount Note                             0.141        05/06/10         1,200,000          1,199,837
      U.S. Treasury Bill Discount Note                             0.096        06/17/10         3,450,000          3,449,299
      U.S. Treasury Bill Discount Note                             0.132        06/24/10         4,100,000          4,098,756
      U.S. Treasury Bill Discount Note                             0.096        07/01/10         5,400,000          5,398,703
                                                                                                                 ------------
                                                                                                                   47,732,397
                                                                                                                 ------------
  COMMERCIAL PAPER (66.2%)
    Commercial Banks (16.3%)
      Bank of America Corp.                                        0.243        04/07/10         1,748,000          1,747,930
      Bank of America Corp.                                        0.203        05/19/10         5,000,000          4,998,667
      Bank of America Corp.                                        0.223        06/04/10         1,600,000          1,599,374
      BNP Paribas                                                  0.223        04/13/10         7,000,000          6,999,487
      Citigroup, Inc.                                              0.203        04/19/10         5,000,000          4,999,500
      Citigroup, Inc.                                              0.203        04/20/10         3,450,000          3,449,636
      Deutsche Bank                                                0.152        04/12/10         3,000,000          2,999,862
      Deutsche Bank                                                0.162        04/22/10           730,000            729,932
      JPMorgan Chase & Co.                                         0.172        05/28/20         3,000,000          2,999,192
      JPMorgan Chase & Co.                                         0.152        05/06/10         5,000,000          4,999,271
                                                                                                                 ------------
                                                                                                                   35,522,851
                                                                                                                 ------------
    Computers & Peripherals (8.3%)
      Hewlett-Packard Co.                                          0.162        04/26/10         2,100,000          2,099,767
      International Business Machines Co.                          0.132        04/01/10         3,000,000          3,000,000
      International Business Machines Co.                          0.132        04/12/10         5,000,000          4,999,801
      Microsoft Corp.                                              0.101        04/08/10         2,000,000          1,999,961
      Microsoft Corp.                                              0.152        05/10/10         3,000,000          2,999,512
      Microsoft Corp.                                              0.162        05/13/10         3,000,000          2,999,440
                                                                                                                 ------------
                                                                                                                   18,098,481
                                                                                                                 ------------
    Consumer Finance (12.2%)
      American Honda Financial Corp.                               0.132        04/06/10         2,400,000          2,399,957
      American Honda Financial Corp.                               0.178        04/23/10         5,450,000          5,449,415
      John Deere Capital Corp.                                     0.142        04/07/10         2,000,000          1,999,953
      John Deere Capital Corp.                                     0.172        04/21/10         4,500,000          4,499,575
      John Deere Capital Corp.                                     0.193        04/28/10         1,660,000          1,659,763
      Paccar Financial Corp.                                       0.183        06/03/10         2,500,000          2,499,212
      Toyota Motor Credit Corp.                                    0.183        04/15/10         3,000,000          2,999,790
      Toyota Motor Credit Corp.                                    0.183        04/16/10         3,000,000          2,999,775
      Toyota Motor Credit Corp.                                    0.233        05/13/10         2,000,000          1,999,463
                                                                                                                 ------------
                                                                                                                   26,506,903
                                                                                                                 ------------
    Diversified Financial Services (4.1%)
      General Electric Capital Services, Inc.                      0.142        04/06/10         5,000,000          4,999,903
      General Electric Capital Services, Inc.                      0.112        04/14/10         3,000,000          2,999,881
      UBS AG                                                       0.304        04/05/10         1,000,000            999,967
                                                                                                                 ------------
                                                                                                                    8,999,751
                                                                                                                 ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (continued)
                           MARCH 31, 2010 (UNAUDITED)

                                                                 Interest       Maturity        Principal
                     Description                                   Rate           Date            Amount             Value
----------------------------------------------------             --------       --------       -----------       ------------
SHORT-TERM NOTES (98.1%) (continued)
  COMMERCIAL PAPER (66.2%) (continued)
    Education (2.3%)
      Harvard University                                           0.132%       04/08/10       $ 5,018,000       $  5,017,873
                                                                                                                 ------------
    Electric Products (3.5%)
      Emerson Electric Co.                                         0.122        05/20/10         1,000,000            999,837
      Emerson Electric Co.                                         0.152        06/16/10         6,700,000          6,697,878
                                                                                                                 ------------
                                                                                                                    7,697,715
                                                                                                                 ------------
    Food, Beverages (7.2%)
      The Coca-Cola Co.                                            0.126        05/03/10         8,000,000          7,999,120
      Nestle Capital Corp.                                         0.122        04/12/10         2,300,000          2,299,916
      Nestle Capital Corp.                                         0.122        04/21/10         3,000,000          2,999,800
      Nestle Capital Corp.                                         0.162        05/17/10         2,500,000          2,499,489
                                                                                                                 ------------
                                                                                                                   15,798,325
                                                                                                                 ------------
    Health Care (1.7%)
      Roche Holdings, Inc.                                         0.152        04/27/10         3,750,000          3,749,594
                                                                                                                 ------------
    Household & Presonal Products (2.0%)
      The Proctor & Gamble Co.                                     0.162        04/13/10           700,000            699,963
      The Proctor & Gamble Co.                                     0.162        04/20/10         3,700,000          3,699,688
                                                                                                                 ------------
                                                                                                                    4,399,651
                                                                                                                 ------------
    Medical Products (8.6%)
      Abbott Laboratories                                          0.112        04/05/10         4,000,000          3,999,951
      Abbott Laboratories                                          0.122        04/27/10         3,600,000          3,599,688
      Johnson & Johnson                                            0.172        05/06/10         1,300,000          1,299,785
      Medtronic, Inc.                                              0.112        04/09/10         2,000,000          1,999,951
      Merck & Co., Inc.                                            0.115        04/15/10         7,900,000          7,899,651
                                                                                                                 ------------
                                                                                                                   18,799,026
                                                                                                                 ------------
  VARIABLE RATE DEMAND NOTES (1.3%)**
      Community Housing Development Corp., Ser 2004, Bonds
        (backed by Wells Fargo Bank LOC)                           0.280        08/01/24           600,000            600,000
      Connecticut Water Co. Ser. 2004, Sr. Unsec'd. Notes          0.750        01/04/29         1,500,000          1,500,000
        (backed by Citizen Bank of RI LOC)
      PCP Investors LLC (backed by Wells Fargo Bank LOC), Notes    0.230        12/01/24           700,000            700,000
                                                                                                                 ------------
                                                                                                                    2,800,000
                                                                                                                 ------------
  CORPORATE BONDS (8.8%)
    Aerospace & Defense (2.4%)
      United Technologies Corp.                                    4.375        05/01/10         5,276,000          5,291,754
                                                                                                                 ------------
    Commercial Banks (2.8%)
      BASF Aktiengesells Finance EUR FLTR, Ser. 144A**             0.269        07/20/10         4,000,000          4,000,000
      Goldman Sacks Group Inc., Sr. Unsec'd Notes                  4.500        06/15/10         1,000,000          1,008,678
      Wachovia Corp., Sr. Unsec'd. Notes                           4.375        06/01/10         1,000,000          1,006,931
                                                                                                                 ------------
                                                                                                                    6,015,609
                                                                                                                 ------------
    Consumer Finance (2.2%)
      Caterpillar Fiancial Services, Notes, MTN**                  0.810        06/25/10         4,910,000          4,916,396
                                                                                                                 ------------
    Household & Personal Products (1.4%)
      Procter & Gamble International Funding SCA**                 0.259        05/07/10         3,000,000          3,000,000
                                                                                                                 ------------
         Total short-term notes (cost: $214,346,326)                                                              214,346,326
                                                                                                                 ------------

                                                                                                 Shares
                                                                                               -----------
MONEY MARKET MUTUAL FUNDS (2.0%)
      BlackRock Liquidity TempFund Portfolio                                                     4,481,000          4,481,000
                                                                                                                 ------------
         Total money market mutual fund (cost: $4,481,000)                                                          4,481,000
                                                                                                                 ------------
TOTAL INVESTMENTS (100.1%) (a) (COST: $218,827,326)                                                               218,827,326

LIABILITIES IN EXCESS OF OTHER ASSETS (0.1%)                                                                         (318,712)
                                                                                                                 ------------
NET ASSETS (100.0%)                                                                                              $218,508,614
                                                                                                                 ============

**Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2010.

The interest rate for short-term notes reflects the yields for those securities as of March 31, 2010.

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

Cost represents amortized cost.

Percentages shown are based on total net assets.

(a) The United States federal income tax basis of the Portfolio's investments and the cost are the same as of March 31, 2010.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (continued)
                           MARCH 31, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio's assets carried at fair value:

                                                    LEVEL 1             LEVEL 2             LEVEL 3
                                                  -----------        -------------       -------------
INVESTMENTS IN SECURITIES
-------------------------
  U.S. Government & Agency Obligations            $         -        $  47,732,397       $           -
  Commercial Paper                                          -          144,590,170                   -
  Variable Rate Demand Notes                                -            2,800,000                   -
  Corporate Bonds                                           -           19,223,759                   -
  Money Market Mutual Funds                         4,481,000                    -                   -
                                                  -----------        -------------       -------------
TOTAL                                             $ 4,481,000        $ 214,346,326       $           -
                                                  ===========        =============       =============

As of March 31, 2010 and December 31, 2009, there have been no changes in the valuation methodologies and the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                         INVESTMENT GRADE BOND PORTFOLIO
                           MARCH 31, 2010 (UNAUDITED)

                     Description                                                                  Shares            Value
----------------------------------------------------                                            ----------       ------------
PREFERRED STOCK (0.8%)
    Diversified Financial Services
      Santander Finance Preferred SA Unipersonal                                                    37,000       $  1,045,250
                                                                                                                 ------------
         Total preferred stock (cost: $1,049,875)                                                                   1,045,250
                                                                                                                 ------------

                                                                Interest        Maturity        Principal
                                                                  Rate            Date            Amount
                                                                --------        --------        ----------
LONG-TERM NOTES AND BONDS (93.3%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (19.1%)
    Federal Farm Credit Bank                                      2.625%       04/17/2014       $1,000,000          1,009,791
    Federal Home Loan Banks                                       1.625        07/27/2011          250,000            252,771
    Federal Home Loan Banks                                       2.250        04/13/2012          500,000            510,571
    Federal Home Loan Banks                                       4.875        09/08/2017        1,000,000          1,082,669
    FHLMC                                                         4.150        04/22/2025        1,000,000            993,935
    FHLMC                                                         4.500        01/15/2015          500,000            540,689
    FHLMC                                                         3.750        03/27/2019          750,000            731,651
    FNMA                                                          4.375        07/17/2013        1,000,000          1,077,320
    FNMA                                                          2.500        05/15/2014        1,000,000          1,005,688
    U.S. Treasury Bonds                                           2.625        04/30/2016        1,000,000            978,984
    U.S. Treasury Bonds                                           2.750        02/15/2019        3,500,000          3,248,710
    U.S. Treasury Bonds                                           3.625        08/15/2019          300,000            296,344
    U.S. Treasury Bonds                                           5.375        02/15/2031        1,250,000          1,382,812
    U.S. Treasury Bonds                                           3.500        02/15/2039          550,000            445,070
    U.S. Treasury Bonds                                           4.500        08/15/2039          300,000            289,688
    U.S. Treasury Notes                                           1.125        06/30/2011          950,000            956,903
    U.S. Treasury Notes                                           1.000        07/31/2011          250,000            251,289
    U.S. Treasury Notes                                           1.375        04/15/2012        3,600,000          3,625,030
    U.S. Treasury Notes                                           1.500        07/15/2012        1,150,000          1,158,984
    U.S. Treasury Notes                                           1.375        10/15/2012          800,000            801,000
    U.S. Treasury Notes                                           2.250        05/31/2014        4,150,000          4,155,510
    U.S. Treasury Notes                                           2.375        08/31/2014          700,000            701,641
    U.S. Treasury Notes                                           3.125        10/31/2016        1,000,000            996,562
                                                                                                                 ------------
                                                                                                                   26,493,612
                                                                                                                 ------------
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (43.7%)
    Atlantic City Electric Transition Funding
      LLC, Ser. 2002-1, Cl. A3                                    4.910        07/20/2017        1,000,000          1,087,953
    Banc of America Commercial Mortgage, Inc.,
      Ser. 2006-5, Cl. AAB                                        5.379        09/10/2047          900,000            948,961
    Banc of America Commercial Mortgage, Inc.,
      Ser. 2007-1, Cl. AAB                                        5.422        01/15/2049        1,000,000          1,031,112
    Bear Stearns Commercial Mortgage
      Securities, Ser. 2006-PW13, Cl. A3                          5.518        09/11/2041        1,000,000          1,056,924
    Bear Stearns Commercial Mortgage
      Securities, Ser. 2006-PW13, Cl. AAB                         5.530        09/11/2041        1,300,000          1,376,637
    Bear Stearns Commercial Mortgage
      Securities, Ser. 2006-PW14, Cl. A3                          5.209        12/11/2038          600,000            617,071
    Bear Stearns Commercial Mortgage
      Securities, Ser. 2006-T24, Cl. AAB                          5.533        10/12/2041          550,000            581,327

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                           MARCH 31, 2010 (UNAUDITED)

                                                                Interest        Maturity        Principal
                     Description                                  Rate            Date            Amount            Value
----------------------------------------------------            --------        --------        ----------       ------------
LONG-TERM NOTES AND BONDS (93.3%) (continued)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (43.7%) (continued)
    Bear Stearns Commercial Mortgage
      Securities, Ser. 2007-PW15, Cl. AAB                         5.315%       02/11/2044       $  650,000       $    670,361
    CenterPoint Energy Transition Bond Co.
      LLC, Ser. 2005-A, Cl. A2                                    4.970        08/01/2014          414,024            435,160
    CHN Equipment Trust Ser. 2007-B A3A                           5.400        10/17/2011           37,080             37,150
    Commercial Mortgage Pass Through
      Certificates, Ser. 2006-C8, Cl. AAB                         5.291        12/10/2046          650,000            681,811
    Crown Castle Towers LLC, Ser. 2006-1A,
      Cl. AFX                                                     5.245        11/15/2036        1,000,000          1,055,000
    CSFB Morgages Securities Corp., Ser.
      2005-C5, Cl. AAB                                            5.100        08/15/2038        1,200,000          1,256,253
    Dominos Pizza Master Issuer LLC                               5.261        04/25/2037        1,000,000            903,280
    FHLMC CMO, Ser. 2424, Cl. OG                                  6.000        03/15/2017          768,378            828,804
    FHLMC CMO, Ser. 2947, Cl. VA                                  5.000        03/15/2016          535,213            573,766
    FHLMC CMO, Ser. 3589, Cl. PA                                  4.500        09/15/2039        1,402,104          1,473,391
    FHLMC Gold Pool #A11823                                       5.000        08/01/2033           78,873             81,985
    FHLMC Gold Pool #A16641                                       5.500        12/01/2033          123,131            130,694
    FHLMC Gold Pool #A27124                                       6.000        10/01/2034           30,256             32,781
    FHLMC Gold Pool #A28876                                       6.000        11/01/2034          347,037            375,998
    FHLMC Gold Pool #A40159                                       5.500        11/01/2035           31,128             32,952
    FHLMC Gold Pool #A40754                                       6.500        12/01/2035          301,991            329,930
    FHLMC Gold Pool #A41968                                       5.500        01/01/2036          228,889            242,304
    FHLMC Gold Pool #A43870                                       6.500        03/01/2036          119,238            129,972
    FHLMC Gold Pool #A44969                                       6.500        04/01/2036          761,196            829,715
    FHLMC Gold Pool #A45624                                       5.500        06/01/2035           31,327             33,163
    FHLMC Gold Pool #A48197                                       6.500        01/01/2036        1,152,841          1,256,614
    FHLMC Gold Pool #A49346                                       6.500        05/01/2036           63,960             69,717
    FHLMC Gold Pool #A51101                                       6.000        07/01/2036          142,330            153,096
    FHLMC Gold Pool #A56247                                       6.000        01/01/2037          965,063          1,038,060
    FHLMC Gold Pool #A56634                                       5.000        01/01/2037          337,881            349,346
    FHLMC Gold Pool #A56829                                       5.000        01/01/2037           76,116             78,698
    FHLMC Gold Pool #A57135                                       5.500        02/01/2037          985,217          1,041,519
    FHLMC Gold Pool #A58278                                       5.000        03/01/2037        1,241,311          1,283,430
    FHLMC Gold Pool #A58965                                       5.500        04/01/2037          665,898            703,951
    FHLMC Gold Pool #A71576                                       6.500        01/01/2038          609,112            663,179
    FHLMC Gold Pool #A91064                                       4.500        02/01/2040          998,739          1,002,142
    FHLMC Gold Pool #B12969                                       4.500        03/01/2019          113,019            118,971
    FHLMC Gold Pool #B19462                                       5.000        07/01/2020          578,656            616,253
    FHLMC Gold Pool #C01086                                       7.500        11/01/2030           35,683             40,771
    FHLMC Gold Pool #C01271                                       6.500        12/01/2031           61,167             67,476
    FHLMC Gold Pool #C01302                                       6.500        11/01/2031           26,875             29,647
    FHLMC Gold Pool #C01676                                       6.000        11/01/2033        3,116,472          3,384,343
    FHLMC Gold Pool #C14364                                       6.500        09/01/2028           33,764             37,268
    FHLMC Gold Pool #C14872                                       6.500        09/01/2028            2,780              3,068
    FHLMC Gold Pool #C20300                                       6.500        01/01/2029           21,895             24,167
    FHLMC Gold Pool #C28221                                       6.500        06/01/2029            9,263             10,224
    FHLMC Gold Pool #C35377                                       7.000        01/01/2030            4,886              5,496
    FHLMC Gold Pool #C41636                                       8.000        08/01/2030            5,563              6,415
    FHLMC Gold Pool #C56017                                       6.500        03/01/2031          259,434            286,354
    FHLMC Gold Pool #C61802                                       5.500        12/01/2031          208,791            221,783
    FHLMC Gold Pool #C64936                                       6.500        03/01/2032           28,536             31,461
    FHLMC Gold Pool #C68790                                       6.500        07/01/2032          174,157            192,011
    FHLMC Gold Pool #C74741                                       6.000        12/01/2032          177,785            193,288
    FHLMC Gold Pool #C79460                                       5.500        05/01/2033          116,808            123,982
    FHLMC Gold Pool #C79886                                       6.000        05/01/2033          460,228            499,785
    FHLMC Gold Pool #E00543                                       6.000        04/01/2013           12,732             13,468
    FHLMC Gold Pool #E00565                                       6.000        08/01/2013           10,954             11,607
    FHLMC Gold Pool #E00957                                       6.000        02/01/2016           24,153             26,058
    FHLMC Gold Pool #E01007                                       6.000        08/01/2016           19,626             21,204
    FHLMC Gold Pool #E01085                                       5.500        12/01/2016           36,931             39,625
    FHLMC Gold Pool #E01136                                       5.500        03/01/2017          104,034            111,740

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                           MARCH 31, 2010 (UNAUDITED)

                                                                Interest        Maturity        Principal
                     Description                                  Rate            Date            Amount            Value
----------------------------------------------------            --------        --------        ----------       ------------
LONG-TERM NOTES AND BONDS (93.3%) (continued)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (43.7%) (continued)
    FHLMC Gold Pool #E01216                                       5.500%       10/01/2017       $  100,987       $    108,602
    FHLMC Gold Pool #E01378                                       5.000        05/01/2018          227,352            241,634
    FHLMC Gold Pool #E71048                                       6.000        07/01/2013              421                455
    FHLMC Gold Pool #E72468                                       5.500        10/01/2013            6,411              6,899
    FHLMC Gold Pool #E74118                                       5.500        01/01/2014           35,684             38,404
    FHLMC Gold Pool #E77035                                       6.500        05/01/2014           19,656             21,279
    FHLMC Gold Pool #E77962                                       6.500        07/01/2014           26,300             28,472
    FHLMC Gold Pool #E78727                                       6.500        10/01/2014              928              1,004
    FHLMC Gold Pool #E82543                                       6.500        03/01/2016           46,225             50,042
    FHLMC Gold Pool #E85127                                       6.000        08/01/2016           17,987             19,476
    FHLMC Gold Pool #E85353                                       6.000        09/01/2016           43,072             46,638
    FHLMC Gold Pool #E89823                                       5.500        05/01/2017          104,718            112,962
    FHLMC Gold Pool #E90912                                       5.500        08/01/2017           32,495             35,053
    FHLMC Gold Pool #E91139                                       5.500        09/01/2017          208,022            224,398
    FHLMC Gold Pool #E91646                                       5.500        10/01/2017          248,264            267,808
    FHLMC Gold Pool #E92047                                       5.500        10/01/2017          179,157            193,261
    FHLMC Gold Pool #E92196                                       5.500        11/01/2017           24,593             26,529
    FHLMC Gold Pool #E95159                                       5.500        03/01/2018          170,495            184,236
    FHLMC Gold Pool #E95734                                       5.000        03/01/2018          912,598            974,744
    FHLMC Gold Pool #G01091                                       7.000        12/01/2029           27,610             31,054
    FHLMC Gold Pool #G02060                                       6.500        01/01/2036          996,952          1,089,185
    FHLMC Gold Pool #G08016                                       6.000        10/01/2034        1,362,131          1,475,804
    FHLMC Gold Pool #G10817                                       6.000        06/01/2013           11,625             12,565
    FHLMC Gold Pool #G11753                                       5.000        08/01/2020          409,902            436,534
    FHLMC Gold Pool #J01380                                       5.500        03/01/2021          710,029            762,374
    FHLMC Gold Pool #J05930                                       5.500        03/01/2021        1,104,664          1,186,102
    FNMA Pool #253798                                             6.000        05/01/2016            1,137              1,231
    FNMA Pool #256883                                             6.000        09/01/2037        1,123,522          1,195,339
    FNMA Pool #356565                                             5.500        09/01/2017          717,526            773,675
    FNMA Pool #357637                                             6.000        11/01/2034        1,717,318          1,852,852
    FNMA Pool #545929                                             6.500        08/01/2032          107,843            119,151
    FNMA Pool #555591                                             5.500        07/01/2033          443,853            471,046
    FNMA Pool #572020                                             6.000        04/01/2016           27,706             29,999
    FNMA Pool #578974                                             6.000        05/01/2016           41,859             45,259
    FNMA Pool #579170                                             6.000        04/01/2016           10,509             11,380
    FNMA Pool #584953                                             7.500        06/01/2031           13,917             15,764
    FNMA Pool #585097                                             6.000        05/01/2016           59,756             64,703
    FNMA Pool #651220                                             6.500        07/01/2032           89,164             98,514
    FNMA Pool #781776                                             6.000        10/01/2034          177,341            191,337
    FNMA Pool #797509                                             4.500        03/01/2035          976,083            985,509
    FNMA Pool #797536                                             4.500        04/01/2035          905,756            914,503
    FNMA Pool #910446                                             6.500        01/01/2037          517,687            561,779
    FNMA Pool #922224                                             5.500        12/01/2036          850,633            897,962
    FNMA Pool #936760                                             5.500        06/01/2037          942,392            994,332
    FNMA Pool #942956                                             6.000        09/01/2037        1,113,813          1,185,010
    Ford Credit Floorplan Master Owner Trust,
      Ser. 2010-3, Cl. B                                          4.640        02/15/2017        1,750,000          1,740,164
    GE Capital Commercial Mortgage Corp., Ser.
      2002-2A, Cl. A3                                             5.349        08/11/2036          500,000            527,940
    GNMA CMO, Ser. 2002-88 Cl., GW                                5.500        09/20/2019        1,000,000          1,061,189
    GNMA CMO, Ser. 2010-22, Cl. AD                                3.633        04/16/2040        1,000,000            988,044
    GNMA Pool #443216                                             8.000        07/15/2027           16,877             19,412
    GNMA Pool #452827                                             7.500        02/15/2028           24,061             27,193
    GNMA Pool #457453                                             7.500        10/15/2027            7,124              8,046
    GNMA Pool #479743                                             7.500        11/15/2030           19,405             21,953
    GNMA Pool #511723                                             7.500        10/15/2030           22,064             24,962
    GNMA Pool #511778                                             7.500        11/15/2030           68,170             77,123
    GNMA Pool #529534                                             8.000        08/15/2030            8,870             10,221
    GNMA Pool #540356                                             7.000        05/15/2031           54,473             61,222
    GNMA Pool #542083                                             7.000        01/15/2031            7,840              8,811
    GNMA Pool #552466                                             6.500        03/15/2032           72,679             79,502
    GNMA Pool #574395                                             6.000        01/15/2032          470,668            510,561

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                           MARCH 31, 2010 (UNAUDITED)

                                                                Interest        Maturity        Principal
                     Description                                  Rate            Date            Amount            Value
----------------------------------------------------            --------        --------        ----------       ------------
LONG-TERM NOTES AND BONDS (93.3%) (continued)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (43.7%) (continued)
      GNMA Pool #577653                                           6.000%       08/15/2032       $   39,436       $     42,778
      GNMA Pool #585467                                           6.000        08/15/2032          126,420            137,135
      GNMA Pool #591025                                           6.500        10/15/2032           63,113             69,038
      GNMA Pool #717081                                           4.500        05/15/2039        1,940,178          1,967,140
      LB-UBS Commercial Mortgage Trust, Ser.
        2006-C7, Cl. A2                                           5.300        11/15/2038        1,800,000          1,849,078
      Morgan Stanley Capital I, Ser. 2006-IQ12,
        Cl. AAB                                                   5.325        12/15/2043          650,000            688,397
      Small Business Administration Participation
        Certificates, Ser. 2006-10A, Cl. 1                        5.524        03/10/2016          893,945            935,780
      Small Business Administration Participation
        Certificates, Ser. 2006-20C, Cl. 1                        5.570        03/01/2026          677,186            733,839
      TIAA Seasoned Commercial Mortgage Trust,
        Ser. 2007-C4, C1. A3                                      6.072        08/15/2039          350,000            378,627
                                                                                                                 ------------
                                                                                                                   60,543,686
                                                                                                                 ------------
  CORPORATE OBLIGATIONS (30.5%)
    Aerospace & Defense (0.7%)
      L-3 Communications Corp., Gtd. Notes                                                       1,000,000          1,017,500
                                                                                                                 ------------
    Auto Rental (0.6%)
      ERAC USA Finance Co., Gtd. Notes, Ser. 144A                 5.600        05/01/2015          800,000            844,147
                                                                                                                 ------------
    Biotechnology (0.8%)
      Bio-Rad Laboratories Inc., Sr. Sub. Notes                   8.000        09/15/2016          125,000            133,125
      Life Technologies Corp., Sr. Notes                          6.000        03/01/2020        1,000,000          1,023,874
                                                                                                                 ------------
                                                                                                                    1,156,999
                                                                                                                 ------------
    Coal (0.5%)
      Consol Energy, Inc., Sr. Sec'd. Notes                       7.875        03/01/2012          665,000            714,875
                                                                                                                 ------------
    Commercial Banks (3.7%)
      Citigroup Inc., Sr. Unsec'd Notes.                          6.010        01/15/2015        1,000,000          1,050,567
      Fifth Third Bank/Ohio, Sub. Notes                           4.750        02/01/2015        1,000,000          1,008,589
      Merrill Lynch & Co., Inc., Sr. Unsec'd. Notes, MTN          0.449        11/01/2011          550,000            543,492
      PNC Preferred Funding Trust III, Jr. Sub. Notes, 144A       8.700        03/29/2049        1,000,000          1,047,700
      State Street Bank & Trust Co., Sub. Notes                   5.300        01/15/2016          600,000            649,424
      Union Bank NA, Sub. Notes                                   5.950        05/11/2016          750,000            787,273
      US Bank NA, Sub. Notes                                      6.375        08/01/2011           37,000             39,396
                                                                                                                 ------------
                                                                                                                    5,126,441
                                                                                                                 ------------
    E&P Services (0.6%)
      SEACOR Holdings, Inc., Sr. Unsec'd. Notes                   5.875        10/01/2012          805,000            813,720
                                                                                                                 ------------
    Finance Companies (1.4%)
      Ford Motor Credit Co. LLC, Sr. Unsec'd. Notes               7.000        10/01/2013          800,000            827,789
      Toll Brothers Finance Corp., Gtd. Notes                     5.950        09/15/2013        1,000,000          1,040,294
                                                                                                                 ------------
                                                                                                                    1,868,083
                                                                                                                 ------------
    Food (0.4%)
      Tyson Foods, Inc., Gtd. Notes                               7.850        04/01/2016          500,000            537,500
                                                                                                                 ------------
    Gas-Distribution (0.5%)
      Southwest Gas Corp., Sr. Unsec'd. Notes                     7.625        05/15/2012          650,000            707,431
                                                                                                                 ------------
    Healthcare Services (0.5%)
      Quest Diagnostics, Inc., Gtd. Notes                         6.950        07/01/2037          550,000            614,021
                                                                                                                 ------------
    Hotel/Lodging (0.3%)
      MGM Mirage, Gtd. Notes                                      5.875        02/27/2014          500,000            421,250
                                                                                                                 ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                           MARCH 31, 2010 (UNAUDITED)

                                                                Interest        Maturity        Principal
                     Description                                  Rate            Date            Amount            Value
----------------------------------------------------            --------        --------        ----------       ------------
LONG-TERM NOTES AND BONDS (93.3%) (continued)
  CORPORATE OBLIGATIONS (30.5%) (continued)
    Independent Energy (0.9%)
      Pioneer Natural Resources Co., Gtd. Notes                  7.200%        01/15/2028       $  600,000       $    567,402
      Union Pacific Resources Group, Inc., Sr.
      Unsec'd. Notes                                             7.050         05/15/2018          600,000            653,178
                                                                                                                 ------------
                                                                                                                    1,220,580
                                                                                                                 ------------
    Insurance (1.0%)
      Nationwide Financial Services, Sr. Unsec'd. Notes          6.250         11/15/2011          700,000            742,583
      Willis North America, Inc., Gtd. Notes                     6.200         03/28/2017          600,000            607,855
                                                                                                                 ------------
                                                                                                                    1,350,438
                                                                                                                 ------------
    Iron/Steel (1.3%)
      Gerdau Holdings, Inc., Gtd. Notes, 144A                    7.000         01/20/2020        1,000,000          1,055,000
      Reliance Steel & Aluminum Co., Gtd. Notes                  6.850         11/15/2036          900,000            789,232
                                                                                                                 ------------
                                                                                                                    1,844,232
                                                                                                                 ------------
    Leisure Time (0.4%)
      Royal Caribbean Cruises LTD., Sr. Unsec'd Notes            6.875         12/01/2013          600,000            606,000
                                                                                                                 ------------
    Media (2.6%)
      CBS Corp., Gtd. Notes                                      6.625         05/15/2011           37,000             38,856
      COX Communications, Inc., Unsub. Notes                     7.625         06/15/2025        1,000,000          1,145,170
      TCI Communications, Inc., Sr. Unsec'd Notes                7.875         02/15/2026        1,050,000          1,203,531
      Time Warner Cable, Inc., Gtd. Notes                        6.550         05/01/2037          650,000            664,370
      Time Warner Inc., Gtd. Notes                               4.875         03/15/2020          500,000            488,516
                                                                                                                 ------------
                                                                                                                    3,540,443
                                                                                                                 ------------
    Metal Fabricate/Hardware (0.6%)
      Commercial Metals Co., Sr. Unsec'd Notes                   7.350         08/15/2018          800,000            841,650
                                                                                                                 ------------
    Mining (1.3%)
      Joy Global, Inc., Gtd. Notes                               6.000         11/15/2016        1,135,000          1,196,353
      Vulcan Materials Co., Sr. Unsec'd Notes                    5.600         11/30/2012          600,000            647,855
                                                                                                                 ------------
                                                                                                                    1,844,208
                                                                                                                 ------------
    Miscellaneous Manufacturing (2.0%)
      General Electric Capital Trust I, Sub. Notes               6.375         11/15/2067          600,000            560,250
      Textron, Inc., Sr. Unsec'd. Notes                          7.250         10/01/2019        1,000,000          1,080,390
      Tyco International Ltd./Tyco International
        Finance SA, Gtd. Notes                                   6.875         01/15/2021        1,000,000          1,142,699
                                                                                                                 ------------
                                                                                                                    2,783,339
                                                                                                                 ------------
    Office Furnishings (0.5%)
      Steelcase, Inc., Sr. Unsec'd. Notes                        6.500         08/15/2011          650,000            668,604
                                                                                                                 ------------
    Oil & Gas-Production/Pipeline (4.7%)
      Midcontinenet Express Pipeline LLC, Sr.
        Unsec'd Notes, 144A                                      5.450         09/15/2014        1,000,000          1,035,390
      Nustar Logistics, Gtd. Notes                               7.650         04/15/2018        1,000,000          1,123,482
      Questar Pipeline Co., Sr. Unsec'd. Notes                   8.830         02/01/2018          600,000            623,543
      Southern Natural Gas Co., Sr. Unsec'd.
        Notes, Ser. 144A                                         5.900         04/01/2017          650,000            677,020
      Southern Star Central Corp., Sr. Notes                     6.750         03/01/2016          650,000            657,313
      Transcontinental Gas Pipe Line Co. LLC,
        Ser. B, Sr. Unsec'd. Notes                               8.875         07/15/2012          600,000            685,132
      Valero Energy Corp., Gtd. Notes                            6.625         06/15/2037        1,000,000            951,056
      Williams Partners LP/Williams Partners
        Finance Corp., Sr. Unsec'd. Notes                        7.250         02/01/2017          700,000            799,110
                                                                                                                 ------------
                                                                                                                    6,552,046
                                                                                                                 ------------
    Packaging (0.4%)
      Pactiv Corp., Sr. Unsec'd. Notes                           6.400         01/15/2018          550,000            580,601
                                                                                                                 ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                           MARCH 31, 2010 (UNAUDITED)

                                                                Interest        Maturity        Principal
                     Description                                  Rate            Date            Amount            Value
----------------------------------------------------            --------        --------        ----------       ------------
LONG-TERM NOTES AND BONDS (93.3%) (continued)
  CORPORATE OBLIGATIONS (30.5%) (continued)
    Paper and Forest Products (0.8%)
      Abitibi-Consolidated, Inc., Sr. Unsec'd. Notes              8.850%       08/01/2030       $  800,000       $    198,000
      Weyerhaeuser Co., Sr. Unsec'd. Notes                        7.375        03/15/2032          900,000            867,387
                                                                                                                 ------------
                                                                                                                    1,065,387
                                                                                                                 ------------
    Pharmaceuticals (0.7%)
      AmerisourceBergen Corp., Gtd.Notes                          5.875        09/15/2015          850,000            928,763
                                                                                                                 ------------
    Real Estate (0.5%)
      Nationwide Health Properties, Inc., Sr.
        Unsec'd. Notes                                            6.250        02/01/2013          600,000            638,924
                                                                                                                 ------------
    Telecommunication Services (2.8%)
      America Movil SAB de CV, Gtd. Notes                         6.125        11/15/2037          750,000            731,428
      BellSouth Corp., Sr. Unsec'd. Notes                         6.550        06/15/2034          850,000            865,794
      Sprint Capital Corp., Gtd. Notes                            6.875        11/15/2028          800,000            644,000
      Telecom Italia Capital SA, Gtd. Notes                       6.999        06/04/2018          600,000            648,897
      Verizon Communications, Gtd. Notes                          6.940        04/15/2028          600,000            629,935
      Windstream Holding of the Midwest, Inc., Sr.
        Unsec'd. Notes                                            6.750        04/01/2028          470,000            386,794
                                                                                                                 ------------
                                                                                                                    3,906,848
                                                                                                                 ------------
          Total corporate obligations (cost: $40,929,534)                                                          42,194,030
                                                                                                                 ------------
          Total long-term notes and bonds (cost: $125,114,941)                                                    129,231,328
                                                                                                                 ------------
SHORT-TERM NOTES AND BONDS (4.2%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (3.1%)
      U.S. Treasury Bill                                          0.433        07/01/2010         2,300,000         2,299,098
      U.S. Treasury Bill                                          0.375        10/21/2010           500,000           499,338
      U.S. Treasury Notes                                         0.875        03/31/2011         1,450,000         1,456,061
                                                                                                                 ------------
          Total U.S. government & agency obligations (cost: $4,242,721)                                             4,254,497
                                                                                                                 ------------
  CORPORATE OBLIGATIONS (1.1%)
    Commercial Banks (0.1%)
      JPMorgan Chase & Co, Sub. Notes                             6.750        02/01/2011            37,000            38,791
      Wachovia Bank NA, Sub. Notes                                7.800        08/18/2010            37,000            37,954
                                                                                                                 ------------
                                                                                                                       76,745
                                                                                                                 ------------
    Oil & Gas (0.5%)
      ConocoPhilips, Sr. Unsec'd. Notes                           8.750        05/25/2010            37,000            37,434
      El Paso Natural Gas Co., Ser. A, Sr. Unsec'd Notes          7.625        08/01/2010           700,000           700,875
                                                                                                                 ------------
                                                                                                                      738,309
                                                                                                                 ------------
    Telecommunication Services (0.5%)
      AT&T, Inc., Sr. Unsec'd. Notes                              6.250        03/15/2011            37,000            38,897
      British Telecommunications PLC, Sr.
        Unsec'd Notes                                             9.125        12/15/2010            37,000            39,073
      New Cingular Wireless Services, Inc., Sr.
        Unsec'd. Notes                                            7.875        03/01/2011           537,000           571,486
      Sprint Capital Corp., Gtd. Notes                            7.625        01/30/2011            37,000            38,064
      Verizon Global Funding Corp., Sr. Unsec'd Notes             7.250        12/01/2010            37,000            38,606
                                                                                                                 ------------
                                                                                                                      726,126
                                                                                                                 ------------
    Miscellaneous (0.0%)
      Quebec Province, Unsec'd. Notes                             6.125        01/22/2011            37,000            38,658
                                                                                                                 ------------
          Total corporate obligations (cost: $1,555,328)                                                            1,579,838
                                                                                                                 ------------
          Total short-term notes and bonds (cost: $5,798,049)                                                       5,834,335
                                                                                                                 ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                           MARCH 31, 2010 (UNAUDITED)

                     Description                                                                  Shares            Value
----------------------------------------------------                                             ---------       ------------
MONEY MARKET MUTUAL FUNDS (1.6%)
      BlackRock Liquidity Funds TempFund Portfolio                                               2,250,000       $  2,250,000
                                                                                                                 ------------
        Total money market mutual funds (cost: $2,250,000)                                                          2,250,000
                                                                                                                 ------------
TOTAL INVESTMENTS (99.9%) (a) (COST: $134,212,865)                                                                138,360,913

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                                                                          176,394
                                                                                                                 ------------
NET ASSETS (100.0%)                                                                                              $138,537,307
                                                                                                                 ============

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

The interest rate for short-term notes reflects the yields of those securities as of March 31, 2010.

Percentages shown are based on total net assets.

(a) The United States federal income tax basis of the Portfolio's investments and the unrealized appreciation (depreciation) as of March 31, 2010.

                                                                    Total Net
                                                                   Unrealized
  Tax Basis           Appreciation          Depreciation          Appreciation
------------          ------------          ------------          ------------
$134,233,619          $5,568,521            $(1,441,227)          $4,127,294

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                           MARCH 31, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio's assets carried at fair value:

                                                         LEVEL 1                    LEVEL 2                    LEVEL 3
                                                      -------------              -------------              -------------
INVESTMENTS IN SECURITIES
-------------------------
  Preferred Stock*                                    $   1,045,250              $           -              $           -
  U.S. Government & Agency Obligations                            -                 30,748,109                          -
  Mortgage-Backed and Assets-Backed Securities                    -                 60,543,686                          -
  Corporate Obligations                                           -                 43,773,868                          -
  Money Market Mutual Funds                               2,250,000                          -                          -
                                                      -------------              -------------              -------------
TOTAL                                                 $   3,295,250              $ 135,065,663              $           -
                                                      =============              =============              =============

As of March 31, 2010 and December 31, 2009, there have been no changes in the valuation methodologies and the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

*Refer to Schedule of Investments for industry classifications.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                            ASSET DIRECTOR PORTFOLIO
                           MARCH 31, 2010 (UNAUDITED)

                     Description                                        Shares         Value
----------------------------------------------------                   --------     ------------
PREFERRED STOCK (0.2%)
  Diversified Financial Services (0.2%)
    Santander Finance Preferred SA Unipersonal                           17,500     $    494,375
                                                                                    ------------
      Total Preferred Stock (cost: 496,562)                                              494,375
                                                                                    ------------
COMMON STOCKS (63.1%)
  Aerospace & Defense (2.8%)
    General Dynamics Corp.                                               25,000        1,930,000
    Precision Castparts Corp.                                            48,300        6,120,093
                                                                                    ------------
                                                                                       8,050,093
                                                                                    ------------
  Apparel (2.6%)
    Columbia Sportswear Co.                                              59,900        3,146,547
    Wolverine World Wide, Inc.                                          150,250        4,381,290
                                                                                    ------------
                                                                                       7,527,837
                                                                                    ------------
  Automotive Components (2.3%)
    Harley-Davidson, Inc.                                                57,600        1,616,832
    Magna International, Inc., Class A*                                  81,300        5,028,405
                                                                                    ------------
                                                                                       6,645,237
                                                                                    ------------
  Biotechnology (0.2%)
    Amgen, Inc.*                                                          8,400          501,984
                                                                                    ------------
  Chemicals (1.2%)
    Dow Chemical Co.                                                    116,000        3,430,120
                                                                                    ------------
  Commercial Services (0.5%)
    Robert Half International, Inc.                                      50,600        1,539,758
                                                                                    ------------
  Computer Hardware & Software (5.4%)
    Autodesk, Inc.*                                                     134,400        3,954,048
    Cisco Systems, Inc.*                                                192,700        5,015,981
    Dell, Inc.*                                                         202,200        3,035,022
    Hewlett-Packard Co.                                                  66,067        3,511,461
                                                                                    ------------
                                                                                      15,516,512
                                                                                    ------------
  Diversified Financial Services (5.7%)
    Aegon NV*                                                           491,886        3,349,744
    Citigroup, Inc.                                                      66,228          268,223
    Federated Investors, Inc., Class B                                  116,000        3,060,080
    Investment Technology Group, Inc.*                                  142,900        2,385,001
    JPMorgan Chase & Co.                                                 72,840        3,259,590
    Northern Trust Corp.                                                 25,500        1,409,130
    U.S. Bancorp                                                         99,200        2,567,296
                                                                                    ------------
                                                                                      16,299,064
                                                                                    ------------
  Diversified Manufacturing (4.8%)
    Carlisle Cos., Inc.                                                 134,000        5,105,400
    Crane Co.                                                           120,600        4,281,300
    Illinois Tool Works, Inc.                                            92,300        4,371,328
                                                                                    ------------
                                                                                      13,758,028
                                                                                    ------------
  Electrical Equipment (1.3%)
    Baldor Electric Co.                                                  44,100        1,649,340
    FLIR Systems, Inc.*                                                  70,300        1,982,460
                                                                                    ------------
                                                                                       3,631,800
                                                                                    ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                           MARCH 31, 2010 (UNAUDITED)

                     Description                                        Shares         Value
----------------------------------------------------                   --------     ------------
COMMON STOCKS (63.1%) (continued)
  Food & Beverage (1.4%)
    The Coca-Cola Co.                                                    74,800     $  4,114,000
                                                                                    ------------
  Health Care (8.8%)
    Baxter International, Inc.                                           16,400          954,480
    Johnson & Johnson                                                    79,800        5,202,959
    McKesson Corp.                                                       76,400        5,021,008
    Medtronic, Inc.                                                     102,300        4,606,569
    Merck & Company, Inc.                                                71,400        2,666,790
    Pfizer, Inc.                                                        277,100        4,752,265
    Zimmer Holdings, Inc.*                                               35,000        2,072,000
                                                                                    ------------
                                                                                      25,276,071
                                                                                    ------------
  Industrial Conglomerates (1.5%)
    General Electric Co.                                                240,100        4,369,820
                                                                                    ------------
  Machinery (0.8%)
    Cummins, Inc.                                                        39,000        2,416,050
                                                                                    ------------
  Metals & Mining (2.1%)
    Alcoa, Inc.                                                         151,300        2,154,512
    Nucor Corp.                                                          83,900        3,807,382
                                                                                    ------------
                                                                                       5,961,894
                                                                                    ------------
  Oil & Oil Services (5.9%)
    ConocoPhillips                                                       75,600        3,868,452
    Exxon Mobil Corp.                                                    25,100        1,681,198
    Royal Dutch Shell PLC ADR                                            82,050        4,747,413
    Tidewater, Inc.                                                     104,950        4,960,987
    Valero Energy Corp.                                                  78,400        1,544,480
                                                                                    ------------
                                                                                      16,802,530
                                                                                    ------------
  Recreation (0.8%)
    Mattel, Inc.                                                        106,800        2,428,632
                                                                                    ------------
  Retail (4.7%)
    Bed Bath & Beyond, Inc.*                                             98,300        4,301,608
    Best Buy Co., Inc.                                                   92,300        3,926,442
    Home Depot, Inc.                                                    115,400        3,733,190
    Kohl's Corp.*                                                        28,200        1,544,796
                                                                                    ------------
                                                                                      13,506,036
                                                                                    ------------
  Semiconductors (4.7%)
    Applied Materials, Inc.                                             274,100        3,694,868
    Intel Corp.                                                         273,300        6,083,658
    Texas Instruments, Inc.                                             152,700        3,736,569
                                                                                    ------------
                                                                                      13,515,095
                                                                                    ------------
  Telecommunication Services (3.3%)
    Nokia OYJ ADR                                                       218,200        3,390,828
    Telefonos de Mexico Class L ADR                                     215,400        3,360,240
    Telmex Internacional ADR                                            136,900        2,639,432
                                                                                    ------------
                                                                                       9,390,500
                                                                                    ------------
  Transportation (2.3%)
    Norfolk Southern Corp.                                               52,800        2,950,992
    Werner Enterprises, Inc.                                            158,500        3,672,445
                                                                                    ------------
                                                                                       6,623,437
                                                                                    ------------
       Total Common Stocks (cost: $167,281,829)                                      181,304,498
                                                                                    ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                           MARCH 31, 2010 (UNAUDITED)

                                                                       Interest     Maturity     Principal
                     Description                                         Rate         Date        Amount           Value
----------------------------------------------------                  ----------   ----------   ----------     ------------
LONG-TERM NOTES AND BONDS (27.1%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (6.0%)
    Federal Farm Credit Bank                                             2.625%    04/17/2014   $1,000,000     $  1,009,791
    Federal Home Loan Banks                                              1.625     07/27/2011      250,000          252,771
    Federal Home Loan Banks                                              4.875     09/08/2017      500,000          541,335
    FHLMC                                                                3.750     03/27/2019      750,000          731,651
    FNMA                                                                 4.000     04/15/2013      380,000          404,583
    U.S. Treasury Bonds                                                  3.250     07/31/2016      125,000          126,299
    U.S. Treasury Bonds                                                  3.125     05/15/2019    1,750,000        1,666,738
    U.S. Treasury Bonds                                                  3.375     11/15/2019      400,000          385,969
    U.S. Treasury Bonds                                                  5.375     02/15/2031      725,000          802,031
    U.S. Treasury Bonds                                                  4.250     05/15/2039      300,000          277,969
    U.S. Treasury Bonds                                                  4.375     11/15/2039      300,000          283,688
    U.S. Treasury Notes                                                  0.875     05/31/2011    1,575,000        1,581,768
    U.S. Treasury Notes                                                  1.000     07/31/2011      550,000          552,836
    U.S. Treasury Notes                                                  0.750     11/30/2011      700,000          699,043
    U.S. Treasury Notes                                                  1.875     06/15/2012    1,675,000        1,702,348
    U.S. Treasury Notes                                                  1.750     08/15/2012      400,000          404,906
    U.S. Treasury Notes                                                  1.125     12/15/2012      775,000          768,279
    U.S. Treasury Notes                                                  2.250     05/31/2014    1,825,000        1,827,423
    U.S. Treasury Notes                                                  2.625     07/31/2014      675,000          684,229
    U.S. Treasury Notes                                                  2.125     11/30/2014      700,000          690,813
    U.S. Treasury Notes                                                  2.750     11/30/2016    1,200,000        1,166,906
    U.S. Treasury Notes                                                  4.625     02/15/2017      500,000          544,805
                                                                                                               ------------
                                                                                                                 17,106,181
                                                                                                               ------------
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (13.2%)
    Banc of America Commercial Mortgage, Inc.,
      Ser. 2006-5, Cl. AAB                                               5.379     09/10/2047      500,000          527,201
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2006-PW13, Cl. A3                                             5.518     09/11/2041      705,000          745,131
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2006-PW13, Cl. AAB                                            5.530     09/11/2041      700,000          741,266
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2006-PW14, Cl. A3                                             5.209     12/11/2038      400,000          411,381
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2006-T24, Cl. AAB                                             5.533     10/12/2041      450,000          475,631
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2007-PW15, Cl. AAB                                            5.315     02/11/2044      350,000          360,963
    CenterPoint Energy Transition Bond Co.
      LLC, Ser. 2005-A, Cl. A2                                           4.970     08/01/2014      276,016          290,106
    CHN Equipment Trust Ser. 2007-B A3A                                  5.400     10/17/2011       55,619           55,725
    Commercial Mortgage Pass Through Certificates,
      Ser. 2006-C8, Cl. AAB                                              5.291     12/10/2046      350,000          367,129
    Crown Castle Towers LLC,
      Ser. 2006-1A Cl. AFX                                               5.245     11/15/2036      800,000          844,000
    CSFB Morgages Securities Corp.,
      Ser. 2005-C5, Cl. AAB                                              5.100     08/15/2038      800,000          837,502
    FHLMC CMO, Ser. 2424, Cl. OG                                         6.000     03/15/2017      256,126          276,268
    FHLMC CMO, Ser. 2947, Cl. VA                                         5.000     03/15/2016      305,836          327,866
    FHLMC CMO, Ser. 3259, Cl. EA                                         5.000     05/15/2027    1,115,277        1,131,579
    FHLMC CMO, Ser. 3589, Cl. PA                                         4.500     09/15/2039    1,402,104        1,473,392
    FHLMC Gold Pool #A11823                                              5.000     08/01/2033      358,626          372,776
    FHLMC Gold Pool #A14499                                              6.000     10/01/2033      134,113          145,640
    FHLMC Gold Pool #A16641                                              5.500     12/01/2033      369,394          392,082
    FHLMC Gold Pool #A42908                                              6.000     02/01/2036      133,372          143,461
    FHLMC Gold Pool #A48197                                              6.500     01/01/2036      527,359          574,830
    FHLMC Gold Pool #A49346                                              6.500     05/01/2036      185,148          201,814

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                           MARCH 31, 2010 (UNAUDITED)

                                                                       Interest     Maturity     Principal
                     Description                                         Rate         Date        Amount           Value
----------------------------------------------------                  ----------   ----------   ----------     ------------
LONG-TERM NOTES AND BONDS (27.1%) (continued)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (13.2%) (continued)
    FHLMC Gold Pool #A51101                                              6.000%    07/01/2036   $  187,413     $    201,589
    FHLMC Gold Pool #A56247                                              6.000     01/01/2037      579,038          622,836
    FHLMC Gold Pool #A58278                                              5.000     03/01/2037      641,441          663,205
    FHLMC Gold Pool #A58965                                              5.500     04/01/2037      665,898          703,951
    FHLMC Gold Pool #A71576                                              6.500     01/01/2038      300,010          326,641
    FHLMC Gold Pool #A91064                                              4.500     02/01/2040    1,997,479        2,004,286
    FHLMC Gold Pool #B12969                                              4.500     03/01/2019      339,056          356,913
    FHLMC Gold Pool #B19462                                              5.000     07/01/2020      289,328          308,127
    FHLMC Gold Pool #C01086                                              7.500     11/01/2030        7,757            8,863
    FHLMC Gold Pool #C01271                                              6.500     12/01/2031       25,486           28,115
    FHLMC Gold Pool #C01302                                              6.500     11/01/2031       15,809           17,440
    FHLMC Gold Pool #C01676                                              6.000     11/01/2033      564,100          612,586
    FHLMC Gold Pool #C14872                                              6.500     09/01/2028       10,405           11,485
    FHLMC Gold Pool #C20853                                              6.000     01/01/2029      301,386          328,232
    FHLMC Gold Pool #C56017                                              6.500     03/01/2031      207,610          229,153
    FHLMC Gold Pool #C61802                                              5.500     12/01/2031       49,612           52,699
    FHLMC Gold Pool #C65255                                              6.500     03/01/2032       17,847           19,677
    FHLMC Gold Pool #C67071                                              6.500     05/01/2032       14,360           15,826
    FHLMC Gold Pool #C68790                                              6.500     07/01/2032       58,052           64,004
    FHLMC Gold Pool #C74741                                              6.000     12/01/2032       52,290           56,849
    FHLMC Gold Pool #C79886                                              6.000     05/01/2033      133,615          145,099
    FHLMC Gold Pool #E00543                                              6.000     04/01/2013        8,563            9,059
    FHLMC Gold Pool #E00878                                              6.500     07/01/2015        9,215            9,904
    FHLMC Gold Pool #E01007                                              6.000     08/01/2016       19,626           21,204
    FHLMC Gold Pool #E77962                                              6.500     07/01/2014        9,863           10,677
    FHLMC Gold Pool #E85127                                              6.000     08/01/2016       10,278           11,129
    FHLMC Gold Pool #E85353                                              6.000     09/01/2016       43,072           46,638
    FHLMC Gold Pool #E95159                                              5.500     03/01/2018       63,936           69,089
    FHLMC Gold Pool #E95734                                              5.000     03/01/2018      356,136          380,388
    FHLMC Gold Pool #G01477                                              6.000     12/01/2032      340,220          369,278
    FHLMC Gold Pool #G01727                                              6.000     08/01/2034      814,050          884,020
    FHLMC Gold Pool #G02060                                              6.500     01/01/2036      598,171          653,511
    FHLMC Gold Pool #G08016                                              6.000     10/01/2034      681,065          737,902
    FHLMC Gold Pool #G08087                                              6.000     10/01/2035      175,087          189,042
    FHLMC Gold Pool #G11753                                              5.000     08/01/2020      409,902          436,534
    FHLMC Gold Pool #J01380                                              5.500     03/01/2021      355,014          381,187
    FNMA Pool #356565                                                    5.500     09/01/2017      163,074          175,835
    FNMA Pool #357637                                                    6.000     11/01/2034      469,522          506,578
    FNMA Pool #545929                                                    6.500     08/01/2032       50,327           55,604
    FNMA Pool #555591                                                    5.500     07/01/2033      128,861          136,755
    FNMA Pool #574922                                                    6.000     04/01/2016        2,620            2,837
    FNMA Pool #579170                                                    6.000     04/01/2016       14,743           15,963
    FNMA Pool #584953                                                    7.500     06/01/2031        6,185            7,006
    FNMA Pool #651220                                                    6.500     07/01/2032       17,833           19,703
    FNMA Pool #725793                                                    5.500     09/01/2019      683,783          738,574
    FNMA Pool #910446                                                    6.500     01/01/2037      267,398          290,172
    FNMA Pool #914468                                                    5.500     04/01/2037    1,219,962        1,287,200
    FNMA Pool #915258                                                    5.500     04/01/2037    1,233,936        1,301,944
    FNMA Pool #922224                                                    5.500     12/01/2036      654,333          690,740
    FNMA Pool #936760                                                    5.500     06/01/2037      942,392          994,332
    FNMA Pool #940624                                                    6.000     08/01/2037    1,706,615        1,815,706
    FNMA Pool #942956                                                    6.000     09/01/2037      556,907          592,505
    FNMA Pool #945882                                                    6.000     08/01/2037    1,368,587        1,456,069
    Ford Credit Floorplan Master Owner Trust,
      Ser. 2010-3, Cl. B                                                 4.640     02/15/2017    1,250,000        1,242,973
    GE Capital Commercial Mortgage Corp.,
      Ser. 2002-2A, Cl. A3                                               5.349     08/11/2036      500,000          527,940
    GNMA CMO, Ser. 2010-22, Cl. AD                                       3.633     10/16/2039    1,000,000          988,044
    GNMA Pool #424578                                                    6.500     04/15/2026       69,460           75,720
    GNMA Pool #431962                                                    6.500     05/15/2026       16,410           17,889
    GNMA Pool #436741                                                    7.500     01/15/2027       20,362           22,997
    GNMA Pool #443216                                                    8.000     07/15/2027        8,829           10,155

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                           MARCH 31, 2010 (UNAUDITED)

                                                                       Interest     Maturity     Principal
                     Description                                         Rate         Date        Amount           Value
----------------------------------------------------                  ----------   ----------   ----------     ------------
LONG-TERM NOTES AND BONDS (27.1%)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (13.2%) (continued)
      GNMA Pool #479743                                                  7.500%    11/15/2030   $   19,405     $     21,953
      GNMA Pool #511778                                                  7.500     11/15/2030       26,675           30,179
      GNMA Pool #542083                                                  7.000     01/15/2031       39,200           44,057
      GNMA Pool #552466                                                  6.500     03/15/2032       33,917           37,101
      GNMA Pool #555179                                                  7.000     12/15/2031       16,232           18,243
      GNMA Pool #574395                                                  6.000     01/15/2032       46,144           50,055
      LB-UBS Commercial Mortgage Trust,
        Ser. 2006-C7, Cl. A2                                             5.300     11/15/2038    1,200,000        1,232,718
      Morgan Stanley Capital I, Ser. 2006-IQ12,
        Cl. AAB                                                          5.325     12/15/2043      350,000          370,676
      Small Business Administration Participation
        Certificates, Ser. 2006-10A, Cl. 1                               5.524     03/10/2016      446,973          467,890
      Small Business Administration Participation
        Certificates, Ser. 2006-20C, Cl. 1                               5.570     03/01/2026      338,593          366,919
      TIAA Seasoned Commercial Mortgage Trust,
        Ser. 2007-C4, C1. A3                                             6.072     08/15/2039      650,000          703,165
                                                                                                               ------------
                                                                                                                 37,999,078
                                                                                                               ------------
  CORPORATE OBLIGATIONS (7.9%)
    Aerospace & Defense (0.3%)
      L-3 Communications Corp., Gtd. Notes                               6.125     01/15/2014      942,566          966,625
                                                                                                               ------------
    Auto Rental (0.1%)
      ERAC USA Finance Co., Gtd. Notes, Ser. 144A                        5.600     05/01/2015      200,000          211,037
                                                                                                               ------------
    Biotechnology (0.4%)
      Life Technologies Corp., Sr. Notes                                 6.000     03/01/2020    1,000,000        1,023,874
                                                                                                               ------------
    Commercial Banks (0.8%)
      CitiFinancial, Inc., Sr. Unsec'd. Notes                            6.625     06/01/2015       75,000           78,700
      Merrill Lynch & Co., Inc., Sr. Unsec'd. Notes, MTN                 0.449     11/01/2011      450,000          444,675
      Morgan Stanley Capital I, Sr. Unsec'd. Notes, MTN                  5.625     09/23/2019      500,000          498,237
      State Street Bank & Trust Co., Sub. Notes                          5.300     01/15/2016      400,000          432,950
      Union Bank NA, Sub. Notes                                          5.950     05/11/2016      750,000          787,273
      US Bank NA, Sub. Notes                                             6.375     08/01/2011        7,000            7,453
                                                                                                               ------------
                                                                                                                  2,249,288
                                                                                                               ------------
    E&P Services (0.1%)
      SEACOR Holdings, Inc., Sr. Unsec'd. Notes                          5.875     10/01/2012      400,000          404,333
                                                                                                               ------------
    Finance Companies (0.4%)
      Ford Motor Credit Co. LLC, Sr. Unsec'd. Notes                      7.000     10/01/2013      200,000          206,947
      Toll Brothers Finance Corp., Gtd. Notes                            6.750     11/01/2019    1,000,000        1,010,420
                                                                                                               ------------
                                                                                                                  1,217,367
                                                                                                               ------------
    Gas-Distribution (0.1%)
      Southwest Gas Corp., Sr. Unsec'd. Notes                            7.625     05/15/2012      350,000          380,925
                                                                                                               ------------
    Healthcare Services (0.2%)
      Quest Diagnostics, Inc., Gtd. Notes                                6.950     07/01/2037      450,000          502,381
                                                                                                               ------------
    Healthcare Equipment & Supplies (0.1%)
      Hospira, Inc., Sr. Unsec'd. Notes                                  5.900     06/15/2014      300,000          326,850
                                                                                                               ------------
    Hotel/Lodging (0.1%)
      MGM Mirage, Gtd. Notes                                             5.875     02/27/2014      500,000          421,250
                                                                                                               ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                           MARCH 31, 2010 (UNAUDITED)

                                                                       Interest     Maturity     Principal
                     Description                                         Rate         Date        Amount           Value
----------------------------------------------------                  ----------   ----------   ----------     ------------
LONG-TERM NOTES AND BONDS (27.1%) (continued)
  CORPORATE OBLIGATIONS (7.9%) (continued)
    Independent Energy (0.2%)
      Pioneer Natural Resources Co., Gtd. Notes                          7.200%    01/15/2028   $  400,000     $    378,268
      Union Pacific Resources Group, Inc., Sr.
        Unsec'd. Notes                                                   7.050     05/15/2018      250,000          272,158
                                                                                                               ------------
                                                                                                                    650,426
                                                                                                               ------------
    Insurance (0.3%)
      Nationwide Financial Services, Sr. Unsec'd. Notes                  6.250     11/15/2011      300,000          318,250
      Willis North America, Inc., Gtd. Notes                             6.200     03/28/2017      500,000          506,546
                                                                                                               ------------
                                                                                                                    824,796
                                                                                                               ------------
    Iron/Steel (0.2%)
      Reliance Steel & Aluminum Co., Gtd. Notes                          6.850     11/15/2036      600,000          526,154
                                                                                                               ------------
    Leisure Time (0.1%)
      Royal Caribbean Cruises LTD., Sr. Unsec'd Notes                    6.875     12/01/2013      400,000          404,000
                                                                                                               ------------
    Media (0.9%)
      CBS Corp., Gtd. Notes                                              6.625     05/15/2011        7,000            7,351
      COX Communications, Inc., Unsub. Notes                             7.625     06/15/2025      443,000          507,310
      TCI Communications, Inc., Sr. Unsec'd Notes                        7.875     02/15/2026    1,050,000        1,203,532
      Time Warner Cable, Inc., Gtd. Notes                                6.550     05/01/2037      600,000          613,264
      Time Warner Inc., Gtd. Notes                                       4.875     03/15/2020      250,000          244,258
                                                                                                               ------------
                                                                                                                  2,575,715
                                                                                                               ------------
    Metal Fabricate/Hardware (0.3%)
      Commercial Metals Co., Sr. Unsec'd Notes                           7.350     08/15/2018      700,000          736,443
                                                                                                               ------------
    Mining (0.2%)
      Vulcan Materials Co., Sr. Unsec'd Notes                            5.600     11/30/2012      400,000          431,904
                                                                                                               ------------
    Miscellaneous Manufacturing (0.3%)
      General Electric Capital Trust I, Sub. Notes                       6.375     11/15/2067      400,000          373,500
      Textron, Inc., Sr. Unsec'd. Notes                                  7.250     10/01/2019      500,000          540,195
                                                                                                               ------------
                                                                                                                    913,695
                                                                                                               ------------
    Office Furnishings (0.1%)
      Steelcase, Inc., Sr. Unsec'd. Notes                                6.500     08/15/2011      350,000          360,017
                                                                                                               ------------
    Oil & Gas-Production/Pipeline (1.4%)
      Midcontinenet Express Pipeline LLC, Sr.
        Unsec'd Notes, 144A                                              5.450     09/15/2014    1,000,000        1,035,390
      Questar Pipeline Co., Sr. Unsec'd. Notes                           5.830     02/01/2018      400,000          415,696
      Southern Natural Gas Co., Sr. Unsec'd.
        Notes, Ser. 144A                                                 5.900     04/01/2017      600,000          624,941
      Southern Star Central Corp., Sr. Notes                             6.750     03/01/2016      375,000          379,219
      Transcontinental Gas Pipe Line Co. LLC,
        Ser. B, Sr. Unsec'd. Notes                                       8.875     07/15/2012      400,000          456,754
      Valero Energy Corp., Gtd. Notes                                    6.625     06/15/2037      500,000          475,528
      Williams Partners LP/Williams Partners
        Finance Corp., Sr. Unsec'd. Notes                                7.250     02/01/2017      550,000          627,872
                                                                                                               ------------
                                                                                                                  4,015,400
                                                                                                               ------------
    Packaging (0.2%)
      Pactiv Corp., Sr. Unsec'd. Notes                                   6.400     01/15/2018      450,000          475,037
                                                                                                               ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                           MARCH 31, 2010 (UNAUDITED)

                                                                       Interest     Maturity     Principal
                     Description                                         Rate         Date        Amount           Value
----------------------------------------------------                  ----------   ----------   ----------     ------------
LONG-TERM NOTES AND BONDS (27.1%) (continued)
  CORPORATE OBLIGATIONS (7.9%) (continued)
    Paper and Forest Products (0.1%)
      Abitibi-Consolidated, Inc., Sr. Unsec'd. Notes**                   8.850%    08/01/2030   $  200,000     $     49,500
      Weyerhaeuser Co., Sr. Unsec'd. Notes                               7.375     03/15/2032      300,000          289,129
                                                                                                               ------------
                                                                                                                    338,629
                                                                                                               ------------
    Pharmaceuticals (0.3%)
      AmerisourceBergen Corp., Gtd.Notes                                 5.875     09/15/2015      685,000          748,473
                                                                                                               ------------
    Real Estate (0.2%)
      Nationwide Health Properties, Inc., Sr. Unsec'd Notes              6.250     02/01/2013      400,000          425,949
                                                                                                               ------------
    Telecommunication Services (0.5%)
      BellSouth Corp., Sr. Unsec'd. Notes                                6.550     06/15/2034      400,000          407,433
      Sprint Capital Corp., Gtd. Notes                                   6.875     11/15/2028      400,000          322,000
      Telecom Italia Capital SA, Gtd. Notes                              6.999     06/04/2018      400,000          432,598
      Verizon Communications, Gtd. Notes                                 6.940     04/15/2028      350,000          367,462
                                                                                                               ------------
                                                                                                                  1,529,493
                                                                                                               ------------
        Total Corporate Obligations (cost: $22,002,840)                                                          22,660,061
                                                                                                               ------------
        Total Long-Term Notes and Bonds (cost: $75,115,917)                                                      77,765,320
                                                                                                               ------------
SHORT-TERM NOTES AND BONDS (1.5%)
    U.S. Government & Agency Obligations (0.4%)
      U.S. Treasury Bill                                                 0.472     06/03/2010      650,000          649,833
      U.S. Treasury Bill                                                 0.403     07/29/2010      150,000          149,923
      U.S. Treasury Bill                                                 0.304     11/18/2010      275,000          274,547
                                                                                                               ------------
        Total U.S. government & agency obligations (cost: $1,073,741)                                             1,074,303
                                                                                                               ------------
  CORPORATE OBLIGATIONS (0.1%)
    Commercial Banks (0.0%)
      JPMorgan Chase & Co, Sub. Notes                                    6.750     02/01/2011        7,000            7,339
      Wachovia Bank NA, Sub. Notes                                       7.800     08/18/2010        7,000            7,180
                                                                                                               ------------
                                                                                                                     14,519
                                                                                                               ------------
    Oil & Gas (0.0%)
      ConocoPhilips, Sr. Unsec'd. Notes                                  8.750     05/25/2010        7,000            7,082
                                                                                                               ------------
    Oil & Gas-Production/Pipeline (0.1%)
      El Paso Natural Gas Co., Ser. A, Sr. Unsec'd Notes                 7.625     08/01/2010      300,000          300,375
                                                                                                               ------------
    Telecommunication Services (0.0%)
      AT&T, Inc., Sr. Unsec'd. Notes                                     6.250     03/15/2011        7,000            7,359
      British Telecommunications PLC, Sr. Unsec'd Notes                  9.125     12/15/2010        7,000            7,392
      Sprint Capital Corp., Gtd. Notes                                   7.625     01/30/2011        7,000            7,201
      Verizon Global Funding Corp., Sr. Unsec'd Notes                    7.250     12/01/2010        7,000            7,304
                                                                                                               ------------
                                                                                                                     29,256
                                                                                                               ------------
    Miscellaneous (0.0%)
      Quebec Province, Unsec'd. Notes                                    6.125     01/22/2011        7,000            7,314
                                                                                                               ------------
        Total Corporate Obligations (cost: $357,716)                                                                358,546
                                                                                                               ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                           MARCH 31, 2010 (UNAUDITED)

                                                                       Interest     Maturity     Principal
                     Description                                         Rate         Date        Amount           Value
----------------------------------------------------                  ----------   ----------   ----------     ------------
SHORT-TERM NOTES AND BONDS (1.5%) (continued)
  COMMERCIAL PAPER (1.0%)
    Commercial Banks (1.0%)
      Bank of America Corp.                                              0.000%    04/15/2010   $3,000,000     $  2,999,730
                                                                                                               ------------
        Total commercial paper (cost: $2,999,767)                                                                 2,999,730
                                                                                                               ------------
        Total short-term notes and bonds (cost: $4,431,224)                                                       4,432,579
                                                                                                               ------------
MONEY MARKET MUTUAL FUNDS (3.0%)
      BlackRock Liquidity Funds TempFund Portfolio                                               8,600,000        8,600,000
                                                                                                               ------------
        Total Money Market Mutual Funds (cost: $8,600,000)                                                        8,600,000
                                                                                                               ------------
MUTUAL FUNDS (4.5%)
      iShares Russell Midcap Growth Index Fund                                                      59,200        2,872,384
      iShares S&P 500 Growth Index Fund                                                             47,800        2,864,176
      iShares S&P Midcap 400 Growth Index Fund                                                      27,000        2,290,680
      iShares S&P Smallcap 600 Growth Index Fund                                                    10,700          655,482
      Vanguard Growth Index Fund                                                                   159,200        4,214,024
                                                                                                               ------------
        Total Mutual Funds (cost: $12,190,017)                                                                   12,896,746
                                                                                                               ------------

TOTAL INVESTMENTS (99.4%) (a) (COST: $268,115,549)                                                              285,493,518

OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)                                                                      1,665,121
                                                                                                               ------------
NET ASSETS (100.0%)                                                                                            $287,158,639
                                                                                                               ============

* Non-Income producing securities.

**Represents issuer in default on interest payment; non-income producing security.

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

The interest rate for short-term notes reflects the yields for those securities as of March 31, 2010.

Percentages shown are based on total net assets.

(a) The United States federal income tax basis of the Portfolio's investments and the unrealized appreciation (depreciation) as of March 31, 2010.

                                                                     Total Net
                                                                    Unrealized
  Tax Basis           Appreciation          Depreciation           Appreciation
------------          ------------          ------------           ------------
$268,159,615          $40,738,159           $(23,404,256)          $17,333,903

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                           MARCH 31, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio's assets carried at fair value:

                                                         LEVEL 1                    LEVEL 2                    LEVEL 3
                                                      -------------              -------------              -------------
INVESTMENTS IN SECURITIES
-------------------------
  Preferred Stock*                                    $     494,375              $           -              $           -
  Common Stocks*                                        181,304,498                          -                          -
  U.S. Government & Agency Obligations                            -                 18,180,484                          -
  Mortgage-Backed and Assets-Backed Securities                    -                 37,999,078                          -
  Corporate Obligations                                           -                 23,018,607                          -
  Commercial Paper                                                -                  2,999,730                          -
  Money Market Mutual Funds                               8,600,000                          -                          -
  Mutual Funds                                           12,896,746                          -                          -
                                                      -------------              -------------              -------------
TOTAL                                                 $ 203,295,619              $  82,197,899              $           -
                                                      =============              =============              =============

As of March 31, 2010 and December 31, 2009, there have been no changes in the valuation methodologies and the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

*Refer to Schedule of Investments for industry classifications.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                          SOCIALLY RESPONSIVE PORTFOLIO
                           MARCH 31, 2010 (UNAUDITED)

                    Description                                        Shares          Value
----------------------------------------------------                  --------      ------------
COMMON STOCKS (90.8%)
  Aerospace & Defense (3.9%)
    General Dynamics Corp.                                                 650      $     50,180
    Precision Castparts Corp.                                            1,100           139,381
                                                                                    ------------
                                                                                         189,561
                                                                                    ------------
  Apparel (4.0%)
    Columbia Sportswear Co.                                              1,900            99,807
    Wolverine World Wide, Inc.                                           3,300            96,228
                                                                                    ------------
                                                                                         196,035
                                                                                    ------------
  Automotive Components (1.3%)
    Harley-Davidson, Inc.                                                2,300            64,561
                                                                                    ------------
  Biotechnology (0.6%)
    Amgen, Inc.*                                                           500            29,880
                                                                                    ------------
  Chemicals (2.1%)
    Dow Chemical Co.                                                     3,400           100,538
                                                                                    ------------
  Commercial Services (0.5%)
    Robert Half International, Inc.                                        800            24,344
                                                                                    ------------
  Computer Hardware & Software (8.5%)
    Autodesk, Inc.*                                                      3,200            94,144
    Cisco Systems, Inc.*                                                 5,250           136,658
    Dell, Inc.*                                                          5,300            79,553
    Hewlett-Packard Co.                                                  1,900           100,985
                                                                                    ------------
                                                                                         411,340
                                                                                    ------------
  Diversified Financial Services (9.7%)
    Aegon NV*                                                           12,377            84,287
    Citigroup, Inc.                                                      1,400             5,670
    Federated Investors, Inc., Class B                                   3,296            86,948
    Investment Technology Group, Inc.*                                   4,200            70,098
    JPMorgan Chase & Co.                                                 1,850            82,788
    Northern Trust Corp.                                                 1,400            77,364
    U.S. Bancorp                                                         2,500            64,700
                                                                                    ------------
                                                                                         471,855
                                                                                    ------------
  Diversified Manufacturing (6.9%)
    Carlisle Cos., Inc.                                                  3,150           120,015
    Crane Co.                                                            3,250           115,375
    Illinois Tool Works, Inc.                                            2,150           101,824
                                                                                    ------------
                                                                                         337,214
                                                                                    ------------
  Electrical Equipment (2.7%)
    Baldor Electric Co.                                                  1,400            52,360
    FLIR Systems, Inc.*                                                  2,800            78,960
                                                                                    ------------
                                                                                         131,320
                                                                                    ------------
  Food & Beverage (2.4%)
    The Coca-Cola Co.                                                    2,150           118,250
                                                                                    ------------
  Health Care (8.9%)
    Baxter International, Inc.                                             600            34,920
    McKesson Corp.                                                       2,000           131,440
    Medtronic, Inc.                                                      3,150           141,845
    Zimmer Holdings, Inc.*                                               2,125           125,800
                                                                                    ------------
                                                                                         434,005
                                                                                    ------------

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                    SOCIALLY RESPONSIVE PORTFOLIO (continued)
                           MARCH 31, 2010 (UNAUDITED)

                    Description                                        Shares          Value
----------------------------------------------------                  --------      ------------
COMMON STOCKS (90.8%) (continued)
  Industrial Conglomerates (2.1%)
    General Electric Co.                                                 5,600      $    101,920
                                                                                    ------------
  Machinery (1.3%)
    Cummins, Inc.                                                        1,000            61,950
                                                                                    ------------
  Metals & Mining (3.4%)
    Alcoa, Inc.                                                          4,950            70,488
    Nucor Corp.                                                          2,100            95,298
                                                                                    ------------
                                                                                         165,786
                                                                                    ------------
  Oil & Oil Services (8.2%)
    ConocoPhillips                                                       1,800            92,106
    Exxon Mobil Corp.                                                      700            46,886
    Royal Dutch Shell PLC ADR                                            1,600            92,576
    Tidewater, Inc.                                                      2,300           108,721
    Valero Energy Corp.                                                  2,950            58,115
                                                                                    ------------
                                                                                         398,404
                                                                                    ------------
  Recreation (1.4%)
    Mattel, Inc.                                                         2,950            67,083
                                                                                    ------------
  Retail (7.4%)
    Bed Bath & Beyond, Inc.*                                             2,350           102,836
    Best Buy Co., Inc.                                                   1,750            74,445
    BJ's Wholesale Club, Inc.*                                             600            22,194
    Home Depot, Inc.                                                     2,900            93,815
    Kohl's Corp.*                                                        1,200            65,736
                                                                                    ------------
                                                                                         359,026
                                                                                    ------------
  Semiconductors (6.9%)
    Applied Materials, Inc.                                              7,350            99,078
    Intel Corp.                                                          6,400           142,464
    Texas Instruments, Inc.                                              3,900            95,433
                                                                                    ------------
                                                                                         336,975
                                                                                    ------------
  Telecommunication Services (5.4%)
    Nokia OYJ ADR                                                        6,350            98,679
    Telefonos de Mexico Class L ADR                                      4,400            68,640
    Telmex Internacional ADR                                             4,800            92,544
                                                                                    ------------
                                                                                         259,863
                                                                                    ------------
  Transportation (3.2%)
    Norfolk Southern Corp.                                               1,400            78,246
    Werner Enterprises, Inc.                                             3,400            78,778
                                                                                    ------------
                                                                                         157,024
                                                                                    ------------
      Total common stocks (cost: $4,611,241)                                           4,416,934
                                                                                    ------------
MONEY MARKET MUTUAL FUNDS (4.1%)
    BlackRock Liquidity Funds TempFund Portfolio                       100,000           100,000
    Dreyfus Treasury Cash Management                                   100,000           100,000
                                                                                    ------------
      Total money market mutual funds (cost: $200,000)                                   200,000
                                                                                    ------------
TOTAL INVESTMENTS (94.9%) (a) (COST: $4,811,241)                                       4,616,934

OTHER ASSETS IN EXCESS OF LIABILITIES (5.1%)                                             246,353
                                                                                    ------------
NET ASSETS (100.0%)                                                                 $  4,863,287
                                                                                    ============

*Non-Income producing securities.

Percentages shown are based on net assets.

(a) The United States federal income tax basis of the Portfolio's investments and the unrealized appreciation (depreciation) as of March 31, 2010.

                                                                     Total Net
                                                                    Unrealized
  Tax Basis           Appreciation          Depreciation           Depreciation
------------          ------------          ------------           ------------
$4,831,214            $574,919              $(789,199)             $(214,280)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                    SOCIALLY RESPONSIVE PORTFOLIO (continued)
                           MARCH 31, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio's assets carried at fair value:

                                                         LEVEL 1                    LEVEL 2                    LEVEL 3
                                                      -------------              -------------              -------------
INVESTMENTS IN SECURITIES
-------------------------
  Common Stocks*                                      $   4,416,934              $           -              $           -
  Money Market Mutual Funds                                 200,000                          -                          -
                                                      -------------              -------------              -------------
TOTAL                                                 $   4,616,934              $           -              $           -
                                                      =============              =============              =============

As of March 31, 2010 and December 31, 2009, there have been no changes in the valuation methodologies and the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

*Refer to Schedule of Investments for industry classifications.

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

INVESTMENTS

Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system is generally valued at the NASDAQ Official Closing Price ("NOCP"). Short-term fixed income securities, with a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. Fixed income securities for which representative market quotes are readily available are valued at the latest bid price or the mean of the latest bid and ask price. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Advisor pursuant to procedures established by and under supervision of the Board of Directors. Certain securities may be priced using a matrix price as provided by a pricing vendor. U.S. Government obligations are valued at the latest bid price; however, short-term obligations maturing in 60 days or less, when purchased, are valued at amortized cost which approximates value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of the valuation.

The Money Market Portfolio securities are valued at amortized cost. The Portfolio's use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the Investment Company Act of 1940. AUL (the Investment Advisor) is responsible for reviewing this method of valuation to ensure that the Portfolio's securities are reflected at their fair value.

Security transactions are recorded on the trade date. Realized gains and losses are determined on a first-in first-out accounting basis.

Discounts and premiums on securities purchased are amortized over the life of the respective securities.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The President and Treasurer of the registrant have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

    (b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

        A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       OneAmerica Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*        /s/ J. Scott Davison
                         -------------------------------------------------------
                                J. Scott Davison, President
Date May 14, 2010
    -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ J. Scott Davison
                         -------------------------------------------------------
                                J. Scott Davison, President
Date May 14, 2010
    -----------------

By (Signature and Title)*       /s/ Constance E. Lund
                         -------------------------------------------------------
                                Constance E. Lund, Treasurer
Date May 10, 2010
    -----------------

*Print the name and title of each signing officer under his or her signature.